Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Major Related Parties and their Relationships	The table below sets forth the major related parties and their relationships with the Company as of and for the six months ended June 30, 2023 and 2022:
Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder

Schedule of Significant Transactions with Related Parties	Significant transactions with related parties were as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	In thousands of USD
Provision of marketing, operation and technical support services to Jinjiang School	$35	$37
Provision of marketing, operation and technical support services to Quanzhou School	65	69
Processing of academic education applications to Jinjiang School	109	116
Processing of academic education applications to Quanzhou School	115	133
Sales of teaching and learning materials to Jinjiang School	85	69
Sales of teaching and learning materials to Quanzhou School	57	73
Online training to Jinjiang School	18	19
Online training to Quanzhou School	18	19
Total revenues – related parties	$502	$535

Schedule of Significant Balances with Related Parties	Significant balances with related parties were as follows:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Due to related parties
Quanzhou School	$-	$34
Jinjiang School	$7	$36
Ya Li	$-	$41
Total Due to related parties	$7	$111